Eaton Vance
Missouri Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited)

Corporate Bonds — 1.2%
Security	Principal Amount (000's omitted)	Value
Hospital — 1.2%
SSM Health Care Corp., 4.894%, 6/1/28	$1,000	$ 1,005,889
Total Corporate Bonds (identified cost $992,470)		$ 1,005,889

Tax-Exempt Municipal Obligations — 90.9%
Security	Principal Amount (000's omitted)	Value
Education — 2.0%
Missouri Health and Educational Facilities Authority, (Saint Louis University), (SPA: U.S. Bank, N.A.), 3.20%, 7/1/32(1)	$495	$ 495,000
Missouri Health and Educational Facilities Authority, (Washington University), (SPA: JPMorgan Chase Bank, N.A.), 3.15%, 3/1/40(1)	1,200	1,200,000
		$ 1,695,000
Electric Utilities — 6.7%
Missouri Joint Municipal Electric Utility Commission, (Iatan 2 Project), 5.00%, 1/1/26	$1,000	$ 1,021,920
Missouri Joint Municipal Electric Utility Commission, (MoPEP Facilities):
Green Bonds, 5.00%, 12/1/36	595	658,373
Green Bonds, 5.25%, 12/1/40	500	550,875
Missouri Joint Municipal Electric Utility Commission, (Prairie State Energy Campus), 5.00%, 12/1/30	1,500	1,512,780
Springfield, MO, Public Utility Revenue:
4.00%, 8/1/35	1,000	1,000,240
4.00%, 8/1/36	1,000	1,000,050
		$ 5,744,238
General Obligations — 21.7%
Cape Girardeau County Reorganized School District R-II, MO, 5.00%, 3/1/38	$500	$ 527,495
Center School District No. 58, MO, 4.00%, 3/1/37	1,435	1,453,870
Hannibal School District No. 60, MO, 4.00%, 3/1/36	1,860	1,906,853
Jackson County Consolidated School District No. 4, MO, 5.00%, 3/1/38	1,850	1,917,932
Kansas City, MO, 3.125%, 2/1/39	1,000	924,520
Maplewood-Richmond Heights School District, MO, 3.00%, 3/1/40	1,000	925,830
Nevada R-V School District, MO, 5.00%, 3/1/38	900	920,034
Security	Principal Amount (000's omitted)	Value
General Obligations (continued)
Orchard Farm R-V School District, MO, 5.50%, 3/1/44	$1,500	$ 1,744,995
Pattonville R-3 School District, MO, 5.25%, 3/1/42	1,160	1,274,956
Puerto Rico:
5.625%, 7/1/29	250	269,875
5.75%, 7/1/31	750	836,618
Raytown C-2 School District, MO, 5.00%, 3/1/38	1,000	1,072,890
St. Charles County Francis Howell R-III School District, MO, 2.00%, 3/1/40	1,000	733,790
St. Louis County School District C-2 Parkway, MO, 4.00%, 3/1/41	1,435	1,456,496
University City School District, MO:
0.00%, 2/15/32	1,000	778,840
0.00%, 2/15/33	1,000	748,490
5.25%, 2/15/44	1,000	1,092,990
		$18,586,474
Hospital — 19.3%
Joplin Industrial Development Authority, MO, (Freeman Health System):
4.00%, 2/15/43	$510	$ 500,907
4.00%, 2/15/44	380	371,454
5.00%, 2/15/41	1,000	1,077,640
Missouri Health and Educational Facilities Authority, (BJC Health System):
4.00% to 1/1/46 (Put Date), 1/1/50	1,000	987,960
5.00%, 1/1/44	2,175	2,175,674
Missouri Health and Educational Facilities Authority, (Children's Mercy Hospital), 4.00%, 5/15/48	1,000	972,760
Missouri Health and Educational Facilities Authority, (CoxHealth):
4.00%, 11/15/49	2,090	2,088,495
5.00%, 11/15/37	1,125	1,197,000
Missouri Health and Educational Facilities Authority, (Mercy Health):
4.00%, 11/15/49	2,500	2,470,950
5.00%, 11/15/47	1,220	1,251,171
5.50%, 12/1/48	1,200	1,354,548
Missouri Health and Educational Facilities Authority, (SSM Health), 5.00% to 6/1/28 (Put Date), 6/1/39	2,000	2,117,140
		$16,565,699
Housing — 5.5%
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA):
2.35%, 11/1/35	$810	$ 675,864
3.00%, 11/1/39	605	534,015
3.00%, 11/1/44	1,075	885,746

Eaton Vance
Missouri Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Housing (continued)
Missouri Housing Development Commission, SFMR, (FHLMC), (FNMA), (GNMA): (continued)
3.30%, 12/1/47	$364	$ 336,202
3.40%, 11/1/46	933	877,897
4.15%, 11/1/38	385	392,804
4.45%, 11/1/44	500	507,310
4.60%, 11/1/49	500	511,015
		$ 4,720,853
Industrial Development Revenue — 1.9%
Missouri Development Finance Authority, Solid Waste Disposal, (Procter & Gamble Paper Products), 5.20%, 3/15/29	$1,540	$ 1,652,836
		$ 1,652,836
Insured - Electric Utilities — 1.3%
Puerto Rico Electric Power Authority:
(NPFG), 5.25%, 7/1/29	$950	$ 940,063
(NPFG), 5.25%, 7/1/34	215	214,824
		$ 1,154,887
Insured - General Obligations — 4.0%
Mineral Area Community College District, MO, (AGM), 5.00%, 3/1/44	$1,000	$ 1,073,000
St. Louis Board of Education, MO, (AGM), 4.00%, 4/1/43	1,000	1,014,880
Valley Park School District, MO, (BAM), 5.50%, 3/1/44	1,175	1,298,422
		$ 3,386,302
Insured - Lease Revenue/Certificates of Participation — 4.5%
Kansas City, MO, Leasehold Revenue, (Municipal Assistance):
(AMBAC), 0.00%, 4/15/26	$2,170	$ 2,075,215
(AMBAC), 0.00%, 4/15/30	2,105	1,756,980
		$ 3,832,195
Insured - Special Tax Revenue — 3.0%
Bi-State Development Agency, Missouri and Illinois Metropolitan District, (Saint Clair County Metrolink), (AGM), 5.25%, 7/1/28	$2,355	$ 2,552,961
		$ 2,552,961
Insured - Transportation — 5.2%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization), (AGM), (AMT), 4.00%, 3/1/50	$2,000	$ 1,925,100
Security	Principal Amount (000's omitted)	Value
Insured - Transportation (continued)
St. Louis, MO, (Lambert International Airport):
(AGM), 5.00%, 7/1/44	$1,250	$ 1,379,937
(NPFG), 5.50%, 7/1/30	1,000	1,133,590
		$ 4,438,627
Other Revenue — 0.2%
Missouri Development Finance Board, (Nelson Gallery Foundation), (SPA: U.S. Bank, N.A.), 2.70%, 12/1/37(1)	$200	$ 200,000
		$ 200,000
Senior Living/Life Care — 6.4%
Lees Summit Industrial Development Authority, MO, (John Knox Village), 4.325%, 8/15/47	$1,000	$ 1,004,310
Missouri Health and Educational Facilities Authority, (Bethesda Health Group, Inc.), 5.00%, 8/1/40	500	500,105
Missouri Health and Educational Facilities Authority, (Lutheran Senior Services):
5.00%, 2/1/42	1,340	1,364,214
5.25%, 2/1/48	375	396,484
St. Louis County Industrial Development Authority, MO, (Friendship Village of St. Louis):
5.00%, 9/1/37	500	506,615
5.00%, 9/1/38	250	253,990
St. Louis County Industrial Development Authority, MO, (St. Andrew's Resources for Seniors Obligated Group):
5.00%, 12/1/35	500	500,765
5.125%, 12/1/45	950	919,733
		$ 5,446,216
Special Tax Revenue — 1.8%
American Samoa Economic Development Authority, 5.00%, 9/1/38(2)	$200	$ 202,196
Puerto Rico Sales Tax Financing Corp., 5.00%, 7/1/58	1,355	1,361,111
St. Louis Land Clearance for Redevelopment Authority, MO, (Kiel Opera House Renovation), 3.875%, 10/1/35	25	22,958
		$ 1,586,265
Transportation — 3.3%
Kansas City Industrial Development Authority, MO, (Kansas City International Airport Terminal Modernization):
(AMT), 5.00%, 3/1/39	$1,230	$ 1,275,596
(AMT), 5.00%, 3/1/46	1,500	1,541,100
		$ 2,816,696

Eaton Vance
Missouri Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Security	Principal Amount (000's omitted)	Value
Water and Sewer — 4.1%
Kansas City, MO, Sanitary Sewer System Revenue, 4.00%, 1/1/48	$1,000	$ 1,004,410
Kansas City, MO, Water Revenue, 5.00%, 12/1/48	2,285	2,498,396
		$ 3,502,806
Total Tax-Exempt Municipal Obligations (identified cost $76,007,054)		$77,882,055

Taxable Municipal Obligations — 4.6%
Security	Principal Amount (000's omitted)	Value
Education — 2.3%
Curators of the University of Missouri, 5.96%, 11/1/39(3)	$1,860	$ 1,961,184
		$ 1,961,184
General Obligations — 1.9%
Kansas City, MO, 5.51%, 2/1/44	$600	$ 610,890
Orchard Farm R-V School District, MO, 4.922%, 3/1/40	1,000	990,970
		$ 1,601,860
Insured - General Obligations — 0.4%
Hazelwood School District, MO, (BAM), 4.45%, 3/1/25	$375	$ 374,891
		$ 374,891
Total Taxable Municipal Obligations (identified cost $3,899,889)		$ 3,937,935

Trust Units — 0.4%
Security	Notional Amount (000's omitted)	Value
Transportation — 0.4%
HTA TRRB 2005L-745190R75 Assured Custodial Trust, 5.25%, 7/1/41	$324	$ 315,102
Total Trust Units (identified cost $326,775)		$ 315,102
Total Investments — 97.1% (identified cost $81,226,188)		$83,140,981
Other Assets, Less Liabilities — 2.9%		$ 2,483,308
Net Assets — 100.0%		$85,624,289
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Variable rate demand obligation that may be tendered at par on any day for payment the same or next business day. The stated interest rate, which generally resets daily, is determined by the remarketing agent and represents the rate in effect at November 30, 2024.
(2)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2024, the aggregate value of these securities is $202,196 or 0.2% of the Fund's net assets.
(3)	Build America Bond. Represents taxable municipal obligation issued pursuant to the American Recovery and Reinvestment Act of 2009 or other legislation providing for the issuance of taxable municipal debt on which the issuer receives federal support.
The Fund invests primarily in debt securities issued by Missouri municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. At November 30, 2024, 18.9% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution or financial guaranty assurance agency ranged from 2.0% to 9.6% of total investments.

Eaton Vance
Missouri Municipal Income Fund
November 30, 2024
Portfolio of Investments (Unaudited) — continued

Abbreviations:
AGM	– Assured Guaranty Municipal Corp.
AMBAC	– AMBAC Financial Group, Inc.
AMT	– Interest earned from these securities may be considered a tax preference item for purposes of the Federal Alternative Minimum Tax.
BAM	– Build America Mutual Assurance Co.
FHLMC	– Federal Home Loan Mortgage Corp.
FNMA	– Federal National Mortgage Association
GNMA	– Government National Mortgage Association
NPFG	– National Public Finance Guarantee Corp.
SFMR	– Single Family Mortgage Revenue
SPA	– Standby Bond Purchase Agreement
The Fund did not have any open derivative instruments at November 30, 2024.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At November 30, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3	Total
Corporate Bonds	$ —	$ 1,005,889	$ —	$ 1,005,889
Tax-Exempt Municipal Obligations	—	77,882,055	—	77,882,055
Taxable Municipal Obligations	—	3,937,935	—	3,937,935
Trust Units	—	315,102	—	315,102
Total Investments	$ —	$83,140,981	$ —	$83,140,981
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent annual or semi-annual financial statements.
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